TAX MATTERS - INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before tax	$ (44,475,000)	$ 33,900,000	$ (1,035,000)
Income tax applying the statutory tax rate	11,726,000	(12,899,000)	310,000
Permanent differences	(78,000)	(5,052,000)	(12,635,000)
Adjustments due to international tax rates	(4,718,000)	2,240,000	(1,320,000)
Tax credits	(4,705,000)	2,297,000	1,112,000
DTA write-off	(38,639,000)	0	0
Income tax expense	36,218,000	13,414,000	12,533,000
Current tax expense	(20,438,000)	(23,165,000)	(20,175,000)
Deferred tax	(15,780,000)	9,751,000	7,642,000
Other	$ 196,000	$ 0	$ 0